Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value

Outstanding Options, January 1, 2016	177,528,800	$0.0869
Granted	51,055,000	$0.0310
Exercised	(84,750)	$0.0274
Forfeited or expired	(20,661,150)	$0.1273

Outstanding Options, December 31, 2016	207,837,900	$0.0692	4.38	$246,000

Vested and Expected to Vest Options at December 31, 2016	205,165,725	$0.0696	4.35	$229,000

Exercisable Options at December 31, 2016	138,407,300	$0.0808	3.20	$47,000

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable and Vested	Weighted Average Exercise Price

$0.0274 - $0.0314	41,528,150	7.21	$0.0305	8,127,950	$0.0304
$0.0338 - $0.0472	40,817,600	2.47	$0.0439	30,310,650	$0.0462
$0.0506 - $0.0750	50,921,850	5.03	$0.0625	38,091,550	$0.0635
$0.0776 - $0.1040	33,986,400	4.98	$0.0841	21,293,250	$0.0865
$0.1122 - $0.1636	40,583,900	2.10	$0.1301	40,583,900	$0.1301

Balance, December 31, 2016	207,837,900	4.38	$0.0692	138,407,300	$0.0808

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2016			2015			2014			2016			2015			2014

Risk-free interest rate	1.14%	-	1.33%	1.18%	-	1.50%	1.49%	-	1.76%	0.22%	-	0.35%	0.01%	-	0.08%	0.02%	-	0.05%
Expected life (Years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility		34%		33%	-	36%	34%	-	37%	34%	-	48%	35%	-	48%	30%	-	45%
Dividend		-			-			-			-			-			-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Outstanding RSUs	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2016	50,608,350	$0.0588
Granted	34,786,850	$0.0303
Vested	(18,056,150)	$0.0647
Forfeited and expired	(9,401,200)	$0.0441

Nonvested at December 31, 2016	57,937,850	$0.0438

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	207,837,900
Outstanding RSUs	57,937,850
Shares reserved for future Awards grants	104,372,900
Shares reserved for Employee Stock Purchase Plan	2,620,450

372,769,100